Retirement and Other Postretirement Benefits - Schedule of Fair Value of Pension Plan Assets (Details) - Pension benefits - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	$ 825	$ 886	$ 925
Securities purchased and sold but not yet settled
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	821	875
Equities:
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	551	563
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	433	431
Long/short equity hedge funds
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	17	20
Private equity
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	101	112
Fixed income
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	208	212
Intermediate and long duration government/credit
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	129	128
Other
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	79	84
Other investments:
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	62	100
Real estate
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	32	55
Discretionary and systematic macro hedge funds
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	30	40
Other
Defined Benefit Plan Disclosure [Line Items]
Net plan assets		5
Securities purchased and sold but not yet settled, asset (liability)
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	4	11
Level 1 | Securities purchased and sold but not yet settled
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	130	90
Level 1 | Equities:
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	2	1
Level 1 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	2	1
Level 1 | Long/short equity hedge funds
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	0	0
Level 1 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	0	0
Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	128	89
Level 1 | Intermediate and long duration government/credit
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	127	71
Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	1	18
Level 1 | Other investments:
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	0	0
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	0	0
Level 1 | Discretionary and systematic macro hedge funds
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	0	0
Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Net plan assets		0
Level 2 | Securities purchased and sold but not yet settled
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	304	254
Level 2 | Equities:
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	224	130
Level 2 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	224	130
Level 2 | Long/short equity hedge funds
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	0	0
Level 2 | Private equity
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	0	0
Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	80	123
Level 2 | Intermediate and long duration government/credit
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	2	57
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	78	66
Level 2 | Other investments:
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	0	1
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	0	1
Level 2 | Discretionary and systematic macro hedge funds
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	0	0
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Net plan assets		0
Net Asset Value | Securities purchased and sold but not yet settled
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	387	531
Net Asset Value | Equities:
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	325	432
Net Asset Value | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	207	300
Net Asset Value | Long/short equity hedge funds
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	17	20
Net Asset Value | Private equity
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	101	112
Net Asset Value | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	0	0
Net Asset Value | Intermediate and long duration government/credit
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	0	0
Net Asset Value | Other
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	0	0
Net Asset Value | Other investments:
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	62	99
Net Asset Value | Real estate
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	32	54
Net Asset Value | Discretionary and systematic macro hedge funds
Defined Benefit Plan Disclosure [Line Items]
Net plan assets	$ 30	40
Net Asset Value | Other
Defined Benefit Plan Disclosure [Line Items]
Net plan assets		$ 5